111 Huntington Ave., Boston, Massachusetts 02199-7632
Phone 617-954-5000

October 28, 2022

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XVII (formerly, MFS® Institutional Trust) (the “Trust”) (File Nos. 33-37615 and 811-6174) on behalf of MFS® International Equity Fund (formerly, MFS® Institutional International Equity Fund)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on October 21, 2022.

Please call the undersigned at (617) 954-4384 or Connor Sheridan at (617) 954-6635 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Senior Counsel

ASM/mjy